SCHEDULE OF OPERATING MATURITY ANALYSIS (Details) - CAD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Total undiscounted lease liabilities	$ 1,223,868
Amount representing interest	(129,143)
Lease liability	1,094,725	$ 378,643	$ 489,123
Not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Total undiscounted lease liabilities	543,895
Later than one year and not later than three years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Total undiscounted lease liabilities	465,170
Later than four years and not later than five years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Total undiscounted lease liabilities	$ 214,803